Income Taxes	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes
14.	INCOME TAXES

The Company and its subsidiaries, and the consolidated VIEs file tax returns separately.

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands

The Company's subsidiary incorporated in the BVI is not subject to taxation.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the "Bill") which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazette on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar ("HKD") of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.

PRC

The Company's subsidiary and VIEs incorporated in PRC are subject to PRC Enterprise Income Tax ("EIT") law. Pursuant to the relevant laws and regulations in the PRC, Puyi Bohui is regarded as an accredited software company and a High and New Technology Enterprise ("HNTE"), and thus enjoys preferential tax treatments, including being exempted from PRC Income Tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. For Puyi Bohui, tax year 2015 was the first profit-making year and accordingly, Puyi Bohui has made a 12.5% tax provision for its profits from January 1, 2018. Puyi Zhongxiang is qualified for Shenzhen Qianhai modern services cooperation district entity tax preference and is subject to an income tax rate for 15%. Chongqing Fengyi and Puyi Consulting are qualified for west development taxation preference and is subject to an income tax rate for 15%. Other PRC subsidiaries are subject to a standard 25% EIT.

The components of the income tax provision are:

	Years Ended June 30,
	2018	2019	2019
	RMB	RMB	US$

Current	8,490	10,288	1,499
Deferred	(229)	(892)	(130)
Total income tax provision	8,261	9,396	1,369

The principal components of the deferred income tax assets and liabilities are as follows:

	As of June 30,
	2018	2019	2019
	RMB	RMB	US$

Non-current deferred tax assets:
Tax loss carry forward	4,241	6,062	883
Less: valuation allowances	-	929	135
Total	4,241	5,133	748

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company's experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

The Company had total tax loss carry-forwards of RMB16,965 and RMB28,261 as of June 30, 2018 and 2019, respectively. As of June 30, 2019, the tax loss carry-forwards of RMB238, RMB2,317, RMB10,908 and RMB14,798 are to expire for the years ending June 30, 2021, 2022, 2023 and 2024, respectively. During the years ended June 30, 2018 and 2019, there was no tax loss carried forward expired and canceled.

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years ended June 30,
	2018	2019	2019
	RMB	RMB	US$

Income from operations before income taxes	71,878	61,419	8,947
PRC income tax statutory rate	25%	25%	25%
Income tax at statutory tax rate	17,970	15,355	2,237
Preferential tax treatments and tax holiday effects	(8,937)	(7,019)	(1,022)
Super deduction of qualified R&D expenditures	(772)	(857)	(125)
Expenses not deductible for tax purposes	-	388	57
Uncertain tax provision	-	600	87
Valuation allowances	-	929	135
Income tax expense	8,261	9,396	1,369

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of June 30, 2018 and 2019, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

The Company analyzes its uncertain income tax positions concerning with transfer pricing on a regular basis, which were primarily concerned with sales activities conducted among the subsidiaries that had different income tax rates (ranging from 12.5% to 25%) and the amount of taxes that could have been paid additionally, in aggregation, had those sales activities were conducted among subsidiaries without any preferential income tax rates. When such potential impact is identified, the Company recognize 100% of the calculated income tax exposure as an income tax expense and other tax liabilities.

Movements of other tax liabilities are as follows:

	RMB	US$

Balance as of June 30, 2016	6,700	1,013
Provisions for uncertain tax positions in fiscal year 2017	2,000	302
Balance as of June 30, 2017	8,700	1,315
Provisions for uncertain tax positions in fiscal year 2018	-	-
Balance as of June 30, 2018	8,700	1,315
Provisions for uncertain tax positions in fiscal year 2019	600	40
Balance as of June 30, 2019	9,300	1,355